Performance Trust Strategic Bond Fund
Performance Trust Strategic Bond Fund
Investment Objective
The investment objective of the Performance Trust Strategic Bond Fund (the “Strategic Bond Fund” or the “Fund”) is to purchase undervalued fixed-income assets and achieve investment returns through interest income and potential capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Performance Trust Strategic Bond Fund Performance Trust Strategic Bond Fund
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Performance Trust Strategic Bond Fund Performance Trust Strategic Bond Fund
Management Fees	0.60%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.89%	[1]
Fee Waiver/Expense Recoupment	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.89%	[2]
[1]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, PT Asset Management, LLC (the "Adviser"), and the Strategic Bond Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) for the Fund does not exceed 0.95% of the Fund's average daily net assets through at least February 1, 2017. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the expense cap, if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation through February 1, 2017).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Performance Trust Strategic Bond Fund | Performance Trust Strategic Bond Fund | USD ($)	91	284	493	1,096

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.49% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund intends to invest at least 80% of its net assets in fixed-income instruments.  “Fixed-income instruments” include corporate, government and municipal bonds, asset-backed and mortgage-backed securities and other fixed-income instruments issued by various U.S. Government, municipal or private-sector entities.

The Fund will invest in fixed-income instruments guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or sponsored corporations.  This may include direct obligations of the U.S. Government or its agencies or instrumentalities or sponsored corporations, as well as mortgage-backed securities of the U.S. Government or its agencies.  In addition, the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”).

The Fund’s investments in debt securities may also consist of residential mortgage-backed securities (“RMBS”) in the prime, subprime and “Alt-A” first lien mortgage sectors.  Subprime loans are made to borrowers who display poor credit histories and other characteristics that correlate with a higher default risk.  Alt-A is one of three general classifications of mortgages along with prime and subprime.  The risk profile of Alt-A mortgages falls between prime and subprime.

The Fund’s remaining investments will consist of fixed-income instruments and other investments including, but not limited to: asset-backed securities; corporate bonds, including high-yield bonds rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”), commonly known as “junk bonds”; municipal bonds; real estate investment trusts (“REITs”); or other investments.  The Fund may also invest a portion of its assets in futures contracts, options and swaps.  The Fund may invest in these derivative instruments as a substitute for taking positions in fixed-income instruments or to reduce exposure to other risks.

The Fund’s portfolio managers intend to construct the Fund’s investment portfolio with a target weighted average effective duration of no less than one year and no more than ten years.  The duration of the Fund’s investment portfolio may vary materially from its target from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will conform to these limits.

The Adviser will use a value-oriented strategy looking for higher-yielding and undervalued fixed-income securities that offer above-average total return.  The Fund’s investment process begins with an evaluation of both interest rate and credit risk.  Investments are selected for the Fund by applying a process whereby the Adviser makes a forward projection of the expected value of an investment after a period of time, assuming specific changes in the value of the investment or key factors that would affect its value, such as changes in interest rates, yield curve shifts and time horizons.  For fixed-income instruments with credit components, a careful assessment of credit risk is made.  Investments with superior risk/reward characteristics with respect to criteria such as price, interest rate sensitivity and credit quality, are selected for the Fund’s portfolio.

The Fund’s portfolio turnover rate is not intended to be high, although a higher turnover rate may occur as market conditions warrant.  The Fund’s portfolio managers may sell an investment to satisfy redemption requests, when a security no longer satisfies the Fund’s investment criteria as described above, or when a more attractive investment opportunity becomes available.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Strategic Bond Fund.

The principal risks of investing in the Fund include:

Management Risk

The Fund is actively managed by the Adviser.  There is a risk that an actively managed fund will produce sub-par returns compared to a benchmark index.  Strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

General Market Risk

U.S. and international markets have experienced significant volatility in recent years, which has adversely affected the debt markets.

Fixed-Income Securities Risks

Fixed-income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk.  Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund.  Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

Mortgage-Backed Securities Risk:

➢
Credit and Market Risks of Mortgage-Backed Securities.  The mortgage loans or the guarantees underlying mortgage-backed securities are subject to the risk of default or may otherwise fail, leading to non-payment of interest and principal.

➢
Prepayment Risk of Mortgage-Backed Securities.  In times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

➢
Extension Risk of Mortgage-Backed Securities.  In times of rising interest rates, mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

➢	Interest-Only and Principal-Only Securities Risk. These securities are extremely sensitive to changes in interest rates and prepayment rates.

Residential Mortgage-Backed Securities (“RMBS”) Risk

RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities.  Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.  The risks associated with RMBS are greater for those in the Alt-A and subprime first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS.  Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans.  Therefore, RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default.  Recently, delinquency and defaults on residential mortgages have increased and may continue to increase.

Asset-Backed Securities Risk

The impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.  Like mortgage-backed securities, asset-backed securities are also subject to prepayment risk and extension risk.

Government-Sponsored Entities Risk

The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

High-Yield Fixed-Income Securities Risk

High-yield fixed-income securities or “junk bonds” are fixed-income securities rated below investment grade by a NRSRO.  Junk bonds are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Junk bonds are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Liquidity Risk

There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

Real Estate Investment Trust (“REIT”) Risk

A REIT’s share price may decline because of adverse developments affecting the real estate industry including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

Municipal Securities Risks

The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

Derivative Securities Risk

The Fund’s use of derivatives may cause losses due to the unexpected effect of market movements on a derivative’s price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge.  Because the use of derivative instruments often creates economic leverage, the Fund’s investments in derivatives could create exposure greater than the value of the securities in the Fund’s portfolio.  Investing in derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.  During unfavorable market conditions, derivative instruments could become harder to value or sell at a fair price.  As a result, the Fund may be unable to liquidate a position because of an illiquid secondary market.  Investments in derivative instruments are also subject to the risk that a counterparty to the derivative instrument may become insolvent, enter administration, liquidate or otherwise fail to perform its obligations due to financial difficulties.  In such situations, the Fund may obtain no recovery of its investment, or any recovery may be delayed.

Tax Risks

Municipal securities may decrease in value during times when federal income tax rates are falling.  Since interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, such interest income.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Valuation Risk

The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Board of Trustees may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Other Investment Companies Risk

The Fund may invest in shares of other investment companies, including closed-end mutual funds and ETFs, as a means to pursue its investment objective.

Exchange-Traded Fund Risk

The price of an ETF may fluctuate within a wide range, and the Fund may lose money by investing in an ETF if the prices of the securities owned by the ETF go down.

Performance
The following tables show historical performance of the Fund and provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.  Past performance (before and after taxes) does not guarantee future results.  Recent performance information for the Fund is available on the Fund’s website at www.PTAMfunds.com or by calling 1-877-738-9095.

Calendar Year Total Return as of December 31

During the period shown in the bar chart, the best performance for a quarter was 5.91% (for the quarter ended September 30, 2012).  The worst performance for a quarter was -2.08% (for the quarter ended June 30, 2013).

Average Annual Total Returns For the Periods Ended December 31, 2015
Average Annual Returns - Performance Trust Strategic Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Performance Trust Strategic Bond Fund	Return Before Taxes	3.48%	6.64%	7.11%	Aug. 31, 2010
After Taxes on Distributions | Performance Trust Strategic Bond Fund	Return After Taxes on Distributions	1.34%	4.66%	5.18%
After Taxes on Distributions and Sale of Fund Shares | Performance Trust Strategic Bond Fund	Return After Taxes on Distributions and Sale of Fund Shares	1.95%	4.30%	4.71%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	2.81%	Aug. 31, 2010
[1]	The Fund commenced investment operations on September 1, 2010.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).